Pruco Life Insurance Company of New Jersey    Kevin G. Smith
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 367-3525 fax: (973) 367-8920



                                              May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                       Re: Pruco Life of New Jersey Variable Appreciable Account
                           (Registration No. 33-57186)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 12 and (ii) that the text of Post-Effective Amendment No. 12 was filed electronically on April 25, 2000 (Accession No. 0000950130-00-002298).

                                             By:/s/_________________________
                                                    Kevin G. Smith
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company
                                                    of New Jersey